UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-01728

Nicholas Fund, Inc.

(Exact name of registrant as specified in charter)

700 North Water Street, Milwaukee, Wisconsin 53202

(Address of principal executive offices)          (Zip code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer

700 North Water Street

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant's telephone number, including area code: 414-272-4650

Date of fiscal year end: 03/31/2006

Date of reporting period: 09/30/2005

Item 1. Report to Stockholders.

November 2005

Report to Fellow Shareholders:

For the first six months of the fiscal year ending March 31, 2006, Nicholas Fund was up 5.88% versus a gain of 5.01% for the S&P 500 Index. As of September 30, 2005, year-to-date results were as follows: Nicholas Fund 5.23%, S&P 500 Index 2.77%.

Returns for Nicholas Fund, Inc. and selected indices are provided in the chart below for the periods ended September 30, 2005.

			Average Annual Total Return
	6 Month	9 Month	1 Year	3 Year	5 Year	10 Year	Life*
Nicholas Fund, Inc.	5.88%	5.23%	15.28%	15.15%	(0.16)%	7.78%	11.65%
Standard & Poor's 500 Index	5.01%	2.77%	12.25%	16.72%	(1.49)%	9.49%	10.89%
Consumer Price Index	2.74%	3.82%	4.69%	3.16%	2.72%	2.63%	4.77%
Ending value of $10,000 invested in Nicholas Fund, Inc.	$10,588	$10,523	$11,528	$15,267	$9,921	$21,159	$541,558

* Date of initial public offering was July 14, 1969. Life of the Fund as of September 30, 2005 was 36.2 years. Starting time period for the Standard & Poor's 500 Index and the Consumer Price Index was June 30, 1969.

Performance data quoted represents past performance and is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end, may be obtained by visiting www.nicholasfunds.com/returns.html.

Nicholas Funds are net of expenses, the market indices are gross of fees. The ending value of $10,000 returns above illustrate the performance of a hypothetical $10,000 investment made in the Fund over the timeframes listed. Assumes reinvestment of dividends and capital gains, but does not reflect the effect of any applicable sales charge or redemption fees. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. These figures do not imply any future performance.

At September 30, 2005, the Fund was invested 90.85% in equities with cash at 9.15%. The higher than normal cash position resulted from recent portfolio transactions and does not suggest stock market predictions by management. We tend not to be market prognosticators. The diversified portfolio consisted of 48 stocks. The Fund’s top five holdings were Berkshire Hathaway, Affiliated Managers Group, Marshall & Ilsley, Kinder Morgan Management and FedEx. These five holdings accounted for almost 20% of the Fund. The largest industry concentrations were in financials at 26.61%, health care at 24.71% and energy at 11.82%. Within the financial group, insurance represented 14.98% of the total portfolio. The Fund’s year-to-date result was helped by energy company stocks and solid price appreciation by WellPoint (+31%), O’Reilly Automotive (+26%) and W.R. Berkley (+26%). Stocks experiencing price depreciation that hurt results were Boston Scientific (-34%), Fifth Third Bancorp (-22%) and Pentair (-17%).

The economy, as measured by Gross Domestic Product (GDP), grew at an estimated 3.8% annualized rate in the third quarter. The core inflation rate is around 2.0%, and short-term, long-term and mortgage interest rates are at reasonable levels. Third quarter profits have been strong. The housing market, perceived by many to be in "bubble" territory, has started to cool off. Because of high energy prices and rising interest rates, especially short-term, we expect the economy to decelerate. However, at this point, we do not foresee a recession in the near-to-intermediate term.

Regarding the stock market, we believe prices are at fair levels - not cheap or expensive. Iraq, Washington politics, high gas prices and economic uncertainty can affect market psychology as we head towards the holiday period and calendar year-end. As we have said many times, we are nervous short-term and bullish long-term.

Thank you for your continued interest in the Fund.

Sincerely,

Albert O. Nicholas	David O. Nicholas
Co-Portfolio Manager	Co-Portfolio Manager

Mutual fund investing involves risks. Principal loss is possible. The Fund may invest in smaller companies, which involve additional risks such as limited liquidity and greater volatility.

Please refer to the schedule of investments in the report for complete fund holdings information. Fund holdings and sector allocations are subject to change and should not be considered a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Consumer Price Index represents changes in prices of all goods and services purchased for consumption by urban households. One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

The Nicholas Funds are distributed by Quasar Distributors, LLC. (11/05)

Financial Highlights
For a share outstanding throughout each period
----------------------------------------------------------------------------------------------------------

                                             Six Months                  Year Ended March 31,
                                          Ended 09/30/2005  ----------------------------------------------
                                            (unaudited)       2005     2004      2003      2002      2001
                                          ----------------   ------   ------    ------    ------    ------
NET ASSET VALUE, BEGINNING OF PERIOD.....     $60.05         $56.14   $40.37    $53.74    $54.11    $84.56
     INCOME (LOSS) FROM
      INVESTMENT OPERATIONS
     Net investment income...............        .12            .10      .09       .18       .12       .20
     Net gain (loss) on securities
      (realized and unrealized)..........       3.37           4.29    15.77    (13.39)     (.26)   (11.21)
                                              ------         ------   ------    ------    ------    ------
          Total from investment
           operations...................        3.49           4.39    15.86    (13.21)     (.14)   (11.01)
                                              ------         ------   ------    ------    ------    ------
     LESS DISTRIBUTIONS
     From net investment income..........       (.08)          (.07)    (.09)     (.16)     (.23)     (.19)
     From net capital gain...............      (1.66)          (.41)      --        --        --    (19.25)
                                              ------         ------   ------    ------    ------    ------
          Total distributions............      (1.74)          (.48)    (.09)     (.16)     (.23)   (19.44)
                                              ------         ------   ------    ------    ------    ------
NET ASSET VALUE, END OF PERIOD...........     $61.80         $60.05   $56.14    $40.37    $53.74    $54.11
                                              ------         ------   ------    ------    ------    ------
                                              ------         ------   ------    ------    ------    ------
TOTAL RETURN.............................      5.88%*         7.81%   39.31%  (24.60)%    (.25)%  (16.74)%

SUPPLEMENTAL DATA:
Net assets, end of period (millions).....   $2,490.0       $2,434.5 $2,470.8  $1,985.2  $2,995.3  $3,475.0
Ratio of expenses to average net assets..       .78%**         .75%     .73%      .75%      .73%      .72%
Ratio of net investment income
 to average net assets...................       .37%**         .17%     .17%      .38%      .22%      .30%
Portfolio turnover rate..................     25.47%**       20.94%   18.18%    33.36%    39.48%    40.64%

 * Not annualized.
** Annualized.

The accompanying notes to financial statements are an integral part of these highlights.

-----------------------------------------------------------------------------------------
Top Ten Portfolio Holdings
September 30, 2005 (unaudited)
-------------------------------------------------------------------------------

                                                                  Percentage
        Name                                                    of Net Assets
        ----                                                    -------------
        Berkshire Hathaway Inc. - Class A .........................     5.17%
        Affiliated Managers Group, Inc. ...........................     4.47%
        Marshall & Ilsley Corporation .............................     3.59%
        Kinder Morgan Management, LLC .............................     3.36%
        FedEx Corporation .........................................     2.97%
        DaVita, Inc. ..............................................     2.92%
        EnCana Corporation ........................................     2.72%
        Cardinal Health, Inc. .....................................     2.70%
        Mercury General Corporation ...............................     2.60%
        Apache Corporation ........................................     2.57%
                                                                       ------
        Total of top ten ..........................................    33.07%
                                                                       ------
                                                                       ------
-------------------------------------------------------------------------------
Sector Diversification (As a Percentage of Portfolio)
September 30, 2005 (unaudited)
-------------------------------------------------------------------------------

        BAR CHART PLOT POINTS
        Financials ................................................    26.61%
        Health Care ...............................................    24.71%
        Energy ....................................................    11.82%
        Consumer Discretionary ....................................     9.45%
        Consumer Staples ..........................................     9.18%
        Short-Term Investments ....................................     8.56%
        Industrials ...............................................     6.61%
        Materials .................................................     1.85%
        Information Technology ....................................     1.21%

-------------------------------------------------------------------------------
Fund Expenses
For the six month period ended September 30, 2005 (unaudited)
-------------------------------------------------------------------------------
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other operating expenses.  The following table is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period.

The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees.  Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

                      Beginning          Ending             Expenses
                       Account          Account            Paid During
                        Value            Value               Period*
                       03/31/05         09/30/05       04/01/05 - 09/30/05
        ------------------------------------------------------------------
        Actual        $1,000.00         $1,058.80             $4.03
        Hypothetical   1,000.00          1,021.09              3.95
         (5% return before expenses)

        * Expenses are equal to the Fund's six-month annualized expense ratio of 0.78%, multiplied by the average account value over the period, multiplied by 183 then divided by 365 to reflect the one-half year period.

Schedule of Investments
September 30, 2005 (unaudited)
-------------------------------------------------------------------------------

 Shares or
 Principal
  Amount                                                       Value
------------                                              --------------

COMMON STOCKS -- 90.85%
              Consumer Discretionary -
               Durables & Apparel -- 3.77%
    450,000   Centex Corporation                          $   29,061,000
  1,000,000   Helen of Troy Limited *                         20,640,000
     50,000   NVR, Inc. *                                     44,247,500
                                                          --------------
                                                              93,948,500
                                                          --------------
              Consumer Discretionary -
               Hotels, Restaurants & Leisure -- 1.38%
    710,000   Yum! Brands, Inc.                               34,371,100
                                                          --------------
              Consumer Discretionary - Retail -- 4.23%
  1,250,000   Home Depot, Inc. (The)                          47,675,000
  2,050,000   O'Reilly Automotive, Inc. *                     57,769,000
                                                          --------------
                                                             105,444,000
                                                          --------------
              Consumer Staples -
               Food, Beverage & Tobacco -- 3.70%
  2,254,800   Constellation Brands, Inc. -- Class A *         58,624,800
    800,000   UST Inc.                                        33,488,000
                                                          --------------
                                                              92,112,800
                                                          --------------
              Consumer Staples -
               Food & Staple Retail -- 3.46%
  1,200,000   CVS Corporation                                 34,812,000
  1,180,000   Walgreen Co.                                    51,271,000
                                                          --------------
                                                              86,083,000
                                                          --------------
              Consumer Staples -
               Household & Personal Products -- 1.97%
  1,094,100   Alberto-Culver Company                          48,960,975
                                                          --------------
              Energy -- 11.74%
    850,000   Apache Corporation                              63,937,000
  2,900,000   El Paso Corporation                             40,310,000
  1,160,000   EnCana Corporation                              67,639,600
    700,000   Kayne Anderson Energy
               Total Return Fund, Inc.                        17,150,000
    700,000   Kayne Anderson MLP
               Investment Company                             19,642,000
  1,689,586   Kinder Morgan Management, LLC *                 83,735,876
                                                          --------------
                                                             292,414,476
                                                          --------------
              Financials - Banks -- 4.52%
  1,030,000   Bank Mutual Corporation                         11,041,600
    333,218   Fifth Third Bancorp                             12,239,097
  2,054,126   Marshall & Ilsley Corporation                   89,375,022
                                                          --------------
                                                             112,655,719
                                                          --------------
              Financials - Diversified -- 7.03%
  1,536,000   Affiliated Managers Group, Inc. *              111,237,120
  1,000,000   American Express Company                        57,440,000
    250,000   North Fork Bancorporation, Inc.                  6,375,000
                                                          --------------
                                                             175,052,120
                                                          --------------
              Financials - Insurance -- 14.88%
      1,569   Berkshire Hathaway Inc. -- Class A *           128,658,000
  1,077,700   Mercury General Corporation                     64,651,223
  1,449,900   Protective Life Corporation                     59,706,882
  1,382,875   W.R. Berkley Corporation                        54,595,905
    830,000   WellPoint, Inc. *                               62,930,600
                                                          --------------
                                                             370,542,610
                                                          --------------
              Health Care-Equipment -- 7.91%
    700,000   Biomet, Inc.                                    24,297,000
  1,300,000   Boston Scientific Corporation *                 30,381,000
    550,000   DENTSPLY International Inc.                     29,711,000
  1,005,344   Fisher Scientific International Inc. *          62,381,595
    936,196   Medtronic, Inc.                                 50,198,830
                                                          --------------
                                                             196,969,425
                                                          --------------
              Health Care -
               Pharmaceuticals & Biotechnology -- 7.02%
    347,200   Abbott Laboratories                             14,721,280
    950,000   Bristol-Myers Squibb Company                    22,857,000
  1,900,000   Pfizer Inc.                                     47,443,000
  1,850,000   Schering-Plough Corporation                     38,942,500
  1,100,000   Wyeth                                           50,897,000
                                                          --------------
                                                             174,860,780
                                                          --------------
              Health Care - Services -- 9.62%
  1,061,087   Cardinal Health, Inc.                           67,315,359
  1,580,000   DaVita, Inc. *                                  72,790,600
  2,202,037   Health Management Associates, Inc.              51,681,809
  1,000,000   Universal Health Services, Inc. -- Class B      47,630,000
                                                          --------------
                                                             239,417,768
                                                          --------------
              Industrials - Capital Goods -- 3.60%
    330,000   General Dynamics Corporation                    39,451,500
     60,600   Oshkosh Truck Corporation                        2,615,496
  1,300,000   Pentair, Inc.                                   47,450,000
                                                          --------------
                                                              89,516,996
                                                          --------------
              Industrials - Transportation -- 2.97%
    850,000   FedEx Corporation                               74,060,500
                                                          --------------
              Information Technology -
               Software & Services -- 1.21%
    550,000   Affiliated Computer Services, Inc. *            30,030,000
                                                          --------------
              Materials -- 1.84%
  1,600,000   Lyondell Chemical Company                       45,792,000
                                                          --------------
                TOTAL COMMON STOCKS
                 (cost $1,233,131,484)                     2,262,232,769
                                                          --------------
SHORT-TERM INVESTMENTS -- 8.50%
              Commercial Paper -- 8.35%
 $2,000,000   Fiserv, Inc.
               10/03/05, 3.75%                                 2,000,000
  1,115,000   General Electric Capital Corporation
               10/03/05, 3.39%                                 1,115,000
  1,250,000   Sara Lee Corporation
               10/03/05, 3.63%                                 1,250,000
    300,000   UBS Finance (Delaware) LLC
               10/03/05, 3.50%                                   300,000
  5,000,000   Wal-Mart Stores, Inc.
               10/04/05, 3.43%                                 4,999,524
    750,000   Fiserv, Inc.
               10/05/05, 3.80%                                   749,842
  2,210,000   Toyota Motor Credit Corporation
               10/05/05, 3.37%                                 2,209,586
  3,050,000   Toyota Motor Credit Corporation
               10/07/05, 3.42%                                 3,048,841
  1,200,000   Fiserv, Inc.
               10/11/05, 3.80%                                 1,198,987
  5,000,000   Toyota Motor Credit Corporation
               10/12/05, 3.41%                                 4,995,737
  2,900,000   Fiserv, Inc.
               10/13/05, 3.80%                                 2,896,939
  3,500,000   SBC Communications Inc.
               10/13/05, 3.62%                                 3,496,480
  5,000,000   UBS Finance (Delaware) LLC
               10/14/05, 3.55%                                 4,994,577
  5,810,000   General Electric Capital Corporation
               10/17/05, 3.52%                                 5,802,047
  4,000,000   Sara Lee Corporation
               10/18/05, 3.68%                                 3,993,867
  1,000,000   John Deere Capital Corporation
               10/19/05, 3.60%                                   998,400
  4,250,000   Sara Lee Corporation
               10/19/05, 3.73%                                 4,243,087
  4,875,000   Fiserv, Inc.
               10/20/05, 3.80%                                 4,866,252
  5,200,000   SBC Communications Inc.
               10/20/05, 3.64%                                 5,191,062
    525,000   Fiserv, Inc.
               10/21/05, 3.80%                                   524,003
  3,000,000   Fiserv, Inc.
               10/21/05, 3.90%                                 2,994,150
  5,000,000   SBC Communications Inc.
               10/24/05, 3.70%                                 4,989,208
  5,800,000   Fiserv, Inc.
               10/25/05, 3.90%                                 5,786,177
  1,600,000   Fortune Brands, Inc.
               10/25/05, 3.73%                                 1,596,353
  3,500,000   American Honda Finance Corporation
               10/26/05, 3.61%                                 3,491,928
  4,425,000   General Electric Capital Corporation
               10/27/05, 3.60%                                 4,414,380
  3,300,000   John Deere Capital Corporation
               10/31/05, 3.76%                                 3,290,349
  5,000,000   SBC Communications Inc.
               11/02/05, 3.66%                                 4,984,750
  1,925,000   John Deere Capital Corporation
               11/04/05, 3.72%                                 1,918,635
  2,575,000   John Deere Capital Corporation
               11/08/05, 3.70%                                 2,565,472
  3,350,000   Siemens Capital Company, LLC
               11/10/05, 3.63%                                 3,337,164
  4,000,000   Mortgage Interest Networking Trust
               11/14/05, 3.71%                                 3,982,687
  4,925,000   SBC Communications Inc.
               11/15/05, 3.70%                                 4,903,234
  3,275,000   John Deere Capital Corporation
               11/16/05, 3.82%                                 3,259,709
  3,000,000   Walt Disney Company (The)
               11/16/05, 3.86%                                 2,985,847
  4,000,000   American Express Credit Corporation
               11/17/05, 3.69%                                 3,981,550
  4,350,000   John Deere Capital Corporation
               11/18/05, 3.78%                                 4,328,989
  2,900,000   UBS Finance (Delaware) LLC
               11/21/05, 3.73%                                 2,885,277
  4,475,000   Siemens Capital Company, LLC
               11/22/05, 3.75%                                 4,451,693
  3,500,000   American Express Credit Corporation
               11/28/05, 3.67%                                 3,480,019
  6,500,000   Walt Disney Company (The)
               11/29/05, 3.85%                                 6,460,377
  4,000,000   AIG Funding, Inc.
               11/30/05, 3.73%                                 3,975,962
  2,400,000   Shell International Finance B.V.
               12/02/05, 3.85%                                 2,384,600
  4,375,000   UBS Finance (Delaware) LLC
               12/06/05, 3.665%                                4,346,494
  4,800,000   General Electric Capital Corporation
               12/08/05, 3.71%                                 4,767,352
  4,475,000   AIG Funding, Inc.
               12/12/05, 3.71%                                 4,442,718
  4,000,000   General Electric Capital Corporation
               12/14/05, 3.74%                                 3,970,080
  5,000,000   John Deere Capital Corporation
               12/16/05, 3.87%                                 4,960,225
  3,300,000   UBS Finance (Delaware) LLC
               12/19/05, 3.81%                                 3,273,108
  3,800,000   UBS Finance (Delaware) LLC
               12/22/05, 3.885%                                3,767,193
  5,000,000   Barclays U.S. Funding LLC
               12/28/05, 3.88%                                 4,953,656
  5,000,000   Proctor & Gamble Company (The)
               12/29/05, 3.86%                                 4,953,358
  2,500,000   Shell International Finance B.V.
               12/30/05, 3.90%                                 2,476,167
  5,000,000   General Electric Capital Corporation
               01/04/06, 3.90%                                 4,949,625
  4,000,000   Toyota Motor Credit Corporation
               01/06/06, 3.90%                                 3,958,833
  4,400,000   General Electric Capital Corporation
               01/10/06, 3.91%                                 4,352,689
  2,350,000   General Electric Capital Corporation
               01/12/06, 3.93%                                 2,324,089
  5,060,000   Citigroup Funding Inc.
               01/17/06, 3.93%                                 5,001,447
                                                          --------------
                                                             207,819,775
                                                          --------------
              Variable Rate Demand Notes -- 0.15%
    275,505   American Family Financial Services, Inc.
               10/03/05, 3.44%                                   275,505
  3,430,300   Wisconsin Corporate Central Credit Union
               10/03/05, 3.51%                                 3,430,300
                                                          --------------
                                                               3,705,805
                                                          --------------
                TOTAL SHORT-TERM INVESTMENTS
                 (cost $211,525,580)                         211,525,580
                                                          --------------
                TOTAL INVESTMENTS
                 (cost $1,444,657,064) -- 99.35%           2,473,758,349
                                                          --------------
              OTHER ASSETS,
               NET OF LIABILITIES -- 0.65%                    16,231,650
                                                          --------------
                TOTAL NET ASSETS
                 (basis of percentages
                 disclosed above) -- 100%                 $2,489,989,999
                                                          --------------
                                                          --------------

* Non-income producing security.

The accompanying notes to financial statements are an integral part of this schedule.

Statement of Assets and Liabilities
September 30, 2005 (unaudited)
-------------------------------------------------------------------------------

ASSETS
    Investments in securities at value (cost $1,444,657,064)... $2,473,758,349
                                                                --------------
    Receivables -
         Investment securities sold ...........................     24,523,609
         Dividend and interest ................................        534,966
                                                                --------------
              Total receivables ...............................     25,058,575
                                                                --------------
    Other .....................................................         13,941
                                                                --------------
              Total assets ....................................  2,498,830,865
                                                                --------------

LIABILITIES
    Payables -
         Investment securities purchased ......................      6,946,555
         Due to adviser -
              Management fee ..................................      1,422,726
              Accounting and administrative fee ...............        100,531
         Other payables and accrued expense ...................        371,054
                                                                --------------
              Total liabilities ...............................      8,840,866
                                                                --------------
              Total net assets ................................ $2,489,989,999
                                                                --------------
                                                                --------------

NET ASSETS CONSIST OF
    Paid in capital ........................................... $1,318,508,396
    Net unrealized appreciation on investments ................  1,029,101,285
    Accumulated undistributed
     net realized gain on investments .........................    139,119,222
    Accumulated undistributed net investment income ...........      3,261,096
                                                                --------------
              Total net assets ................................ $2,489,989,999
                                                                --------------
                                                                --------------

NET ASSET VALUE PER SHARE ($.50 par value,
 200,000,000 shares authorized),
 offering price and redemption price
 (40,289,852 shares outstanding) ..............................         $61.80
                                                                        ------
                                                                        ------

The accompanying notes to financial statements are an integral part of this statement.

Statement of Operations
For the six months ended September 30, 2005 (unaudited)
-------------------------------------------------------------------------------

INCOME
    Dividend ..................................................   $ 11,457,343
    Interest ..................................................      2,896,229
                                                                  ------------
         Total income .........................................     14,353,572
                                                                  ------------

EXPENSES
    Management fee ............................................      8,203,861
    Accounting and administrative fees ........................        580,210
    Transfer agent fees .......................................        561,961
    Postage and mailing .......................................        131,620
    Custodian fees ............................................         61,614
    Insurance .................................................         51,892
    Printing ..................................................         49,219
    Registration fees .........................................         18,733
    Audit and tax fees ........................................         13,750
    Legal fees ................................................          8,027
    Directors' fees ...........................................          5,000
    Accounting system and pricing service fees ................          4,565
    Other operating expenses ..................................          5,334
                                                                  ------------
         Total expenses .......................................      9,695,786
                                                                  ------------
         Net investment income ................................      4,657,786
                                                                  ------------

NET REALIZED GAIN ON INVESTMENTS ..............................    140,694,065
                                                                  ------------

CHANGE IN NET UNREALIZED APPRECIATION/DEPRECIATION
 ON INVESTMENTS ...............................................     (3,773,003)
                                                                  ------------
    Net realized and unrealized gain on investments ...........    136,921,062
                                                                  ------------
    Net increase in net assets resulting from operations ......   $141,578,848
                                                                  ------------
                                                                  ------------

The accompanying notes to financial statements are an integral part of this statement.

Statements of Changes in Net Assets
For the six months ended September 30, 2005 (unaudited) and the year ended
March 31, 2005
-------------------------------------------------------------------------------

                                              Six Months
                                           Ended 09/30/2005          2005
                                           ----------------     -------------
INCREASE IN NET ASSETS
 FROM OPERATIONS
    Net investment income .................. $    4,657,786     $    4,088,303
    Net realized gain on investments .......    140,694,065        100,999,105
    Change in net unrealized
     appreciation/depreciation
     on investments ........................     (3,773,003)        76,827,728
                                             --------------     --------------
         Net increase in net assets
          resulting from operations ........    141,578,848        181,915,136
                                             --------------     --------------

DISTRIBUTIONS TO SHAREHOLDERS
    From net investment income .............     (3,217,434)        (2,841,616)
    From net realized gain on investments ..    (66,660,483)       (16,887,430)
                                             --------------     --------------
         Total distributions ...............    (69,877,917)       (19,729,046)
                                             --------------     --------------

CAPITAL SHARE TRANSACTIONS
    Proceeds from shares issued
     (416,801 and 629,422
     shares, respectively) .................     25,620,779         36,372,519
    Reinvestment of distributions
     (1,056,328 and 298,900
     shares, respectively) .................     63,886,688         17,995,057
    Cost of shares redeemed
     (1,725,449 and 4,400,459
     shares, respectively) .................   (105,715,015)      (252,836,338)
                                             --------------     --------------
         Decrease in net assets
          derived from capital share
          transactions .....................    (16,207,548)      (198,468,762)
                                             --------------     --------------
         Total increase (decrease) in
          net assets .......................     55,493,383        (36,282,672)
                                             --------------     --------------

NET ASSETS
    Beginning of period ....................  2,434,496,616      2,470,779,288
                                             --------------     --------------
    End of period (including accumulated
     undistributed net investment income
     of $3,261,096 and $1,820,744,
     respectively) ......................... $2,489,989,999     $2,434,496,616
                                             --------------     --------------
                                             --------------     --------------

The accompanying notes to financial statements are an integral part of these statements.

Notes to Financial Statements
September 30, 2005 (unaudited)
------------------------------------------------------------------------------
(1) Summary of Significant Accounting Policies --
    Nicholas Fund, Inc. (the "Fund") is organized as a Maryland corporation and is registered as an open-end, diversified management investment company under the Investment Company Act of 1940, as amended.  The primary objective of the Fund is long-term growth.  The following is a summary of the significant accounting policies of the Fund:

    (a)  Equity securities traded on a stock exchange will ordinarily be valued on the basis of the last sale price on the date of valuation on the securities principal exchange, or if in the absence of any sale on that day, the closing bid price.  For securities principally traded on the NASDAQ market, the Fund uses the NASDAQ Official Closing Price.
         Debt securities, excluding short-term investments, are valued at their current evaluated bid price as determined by an independent pricing service, which generates evaluations on the basis of dealer quotes for normal, institutional-sized trading units, issuer analysis, bond market activity and various other factors.  Securities for which market quotations may not be readily available are valued at their fair value as determined in good faith by procedures adopted by the
         Board of Directors.  Variable rate demand notes are valued at cost, which approximates market value.  U.S. Treasury Bills and commercial paper are stated at amortized cost, which approximates market value.
         Investment transactions are recorded no later than the first business day after the trade date.

    (b)  Net realized gain (loss) on portfolio securities was computed on the basis of specific identification.

    (c)  Dividend income is recorded on the ex-dividend date, and interest income is recognized on an accrual basis.  Non-cash dividends, if any, are recorded at value on date of distribution.  Dividends and distributions paid to shareholders are recorded on the ex-dividend date.  Generally, discounts and premiums on long-term security purchases, if any, are amortized over the lives of the respective securities using the effective yield method.

    (d)  Provision has not been made for federal income taxes or excise taxes since the Fund has elected to be taxed as a "regulated investment company" and intends to distribute substantially all net investment income and net realized capital gains on sales of investments to its shareholders and otherwise comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

    (e)  Distributions from net investment income are generally declared and paid semiannually.  Distributions of net realized capital gain, if any, are declared and paid at least annually.

         The amount of distributions from net investment income and net realized capital gain are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.  To the extent these book and tax differences are permanent in nature, such amounts are reclassified among paid in capital, accumulated undistributed net realized gain (loss) on investments and accumulated undistributed net investment income.  At
         September 30, 2005, no reclassifications were recorded.

         The tax character of distributions paid during the six months ended
         September 30, 2005 and the year ended March 31, 2005 were as follows:

                                            09/30/2005        03/31/2005
                                           ------------      ------------
              Distributions paid from:
              Ordinary income ............ $10,699,893        $ 2,841,616
              Long-term capital gain .....  59,178,024         16,887,430
                                           ------------       -----------
              Total distributions paid ... $69,877,917        $19,729,046
                                           ------------       -----------
                                           ------------       -----------

         As of September 30, 2005, investment cost for federal tax purposes was
         $1,446,229,584 and the tax basis components of net assets were as follows:

              Unrealized appreciation ....................... $1,058,425,815
              Unrealized depreciation .......................    (30,897,050)
                                                              --------------
              Net unrealized appreciation ...................  1,027,528,765
                                                              --------------
              Undistributed ordinary income .................      3,112,399
              Accumulated undistributed net realized
               capital gain .................................    140,840,439
              Paid in capital ...............................  1,318,508,396
                                                              --------------
              Net assets .................................... $2,489,989,999
                                                              --------------
                                                              --------------

         The differences between book-basis and tax-basis unrealized appreciation (depreciation), undistributed ordinary income and accumulated undistributed unrealized capital gain are attributable primarily to the tax deferral of losses from wash sales.

         As of September 30, 2005, the Fund has no capital loss carryforward.

         For the period ended September 30, 2005, the Fund had a tax deferral of wash loss sales of approximately $1,573,000.

    (f)  The preparation of financial statements in conformity with U.S.
         generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from estimates.

(2) Related Parties--
    (a)  Investment Adviser and Management Agreement --
         The Fund has an agreement with Nicholas Company, Inc. (with whom certain officers and directors of the Fund are affiliated) (the
         "Adviser") to serve as investment adviser and manager.  Under the terms of the agreement, a monthly fee is paid to the Adviser based on an annualized fee of .75% of the average net asset value up to and including $50 million and .65% of the average net asset value in excess of $50 million.  Also, the Adviser may be paid for accounting and administrative services rendered by its personnel.  The Fund incurred expenses of $580,210 for accounting and administrative services during the period ended September 30, 2005.

    (b)  Independent Counsel --
         A director of the Adviser is affiliated with the law firm that provides services to the Fund.  The Fund incurred expenses of $5,670 for the period ended September 30, 2005 for legal services rendered by the law firm.

(3) Investment Transactions --
    For the period ended September 30, 2005, the cost of purchases and the proceeds from sales of investment securities, other than short-term obligations, aggregated $293,541,376 and $523,182,594, respectively.

Historical Record
(unaudited)
--------------------------------------------------------------------------------------------------

                                     Net Investment                     Dollar        Growth of
                            Net          Income      Capital Gain      Weighted      an Initial
                        Asset Value   Distributions  Distributions  Price/Earnings     $10,000
                         Per Share      Per Share      Per Share       Ratio **     Investment ***
                        -----------  --------------  -------------  --------------  --------------
July, 14 1969 * ........  $ 6.59        $  --          $   --             --           $ 10,000
March 31, 1985 .........   29.24         0.6420          1.5760          13.2 times      69,858
March 31, 1986 .........   35.26         0.5750          0.6100          15.8            87,699
March 31, 1987 .........   39.94         0.8820          0.1870          16.3           102,387
March 31, 1988 .........   32.15         1.8400          4.0340          14.1            98,557
March 31, 1989 .........   35.27         1.0250          0.4510          13.2           113,155
March 31, 1990 .........   37.72         0.9240          1.0540          14.9           127,360
March 31, 1991 .........   42.99         0.7900          0.2250          16.9           149,180
March 31, 1992 .........   49.68         0.6790          0.8240          19.4           178,011
March 31, 1993 .........   52.91         0.6790          2.0420          18.5           200,098
March 31, 1994 .........   51.10         0.8175          1.0470          16.7           200,182
March 31, 1995 .........   52.22         0.7070          3.3170          17.2           221,970
March 31, 1996 .........   63.81         0.5650          4.0945          21.0           293,836
March 31, 1997 .........   67.11         0.4179          5.3166          21.7           336,973
March 31, 1998 .........   93.98         0.3616          5.8002          30.0           508,762
March 31, 1999 .........   85.20         0.5880          8.2716          31.7           509,446
March 31, 2000 .........   84.56         0.3114          5.9433          37.3           543,813
March 31, 2001 .........   54.11         0.1900         19.2500          26.6           452,780
March 31, 2002 .........   53.74         0.2360            --            23.8           451,627
March 31, 2003 .........   40.37         0.1585            --            16.4           340,547
March 31, 2004 .........   56.16         0.0905            --            19.4           474,406
March 31, 2005 .........   60.05         0.0678          0.4100          19.4           511 476
September 30, 2005 .....   61.80         0.0803 (a)      1.6634 (a)      18.3           541,558

  * Date of Initial Public Offering.
 ** Based on latest 12 months accomplished earnings.
*** Assuming reinvestment of all distributions.

(a) Paid on June 8, 2005 to shareholders of record on June 7, 2005.

Range in quarter end price/earnings ratios since December 31, 1974
               High                     Low
       --------------------      -------------------
       March 31, 2000  37.3      March 31, 1982  8.3

Approval of Investment Advisory Contract
(unaudited)
-------------------------------------------------------------------------------
In April 2005, the Board of Directors of the Fund renewed the one-year term of the Investment Advisory Agreement by and between the Fund and the Adviser through April 2006.  In connection with the renewal of the Investment Advisory
Agreement, no changes to the amount or manner of calculation of the management fee or the terms of the agreement were proposed by the Adviser or adopted by the Board.  For the fiscal year ended March 31, 2005, the management fee was
0.65% and the Fund's total expense ratio (including the management fee) was
0.75%.  In renewing the Investment Advisory Agreement, the Board carefully considered the following factors on an absolute basis and relative to the
Fund's peer group: (i) the Fund's expense ratio, which was low compared to the peer group data reviewed by the Board; (ii) the Fund's performance on a short-term and long-term basis, on both an absolute basis and relative to a peer group; (iii) the Fund's management fee; (iv) the overall performance of the market as measured by a number of different indices, including the S&P 500
Index; and (v) the range and quality of the services offered by the Adviser.
In evaluating the Fund's expenses and returns, the Board reviewed expenses of a peer group of 20 funds which was consistent with the peer group used in the prior year.  The peer group fund data included primarily large blend funds.  In reviewing the Fund's expenses and performance relative to peer group data, the
Board noted the Fund had the 3rd lowest expense ratio relative to the peer group.  The Board noted that in terms of total return in relation to the peer group, in that it was 7th in terms of 1-year return, 3rd in terms of 3-year return, 7th in terms of 5-year return, 11th in terms of 10-year return and 12th in terms of 15-year return.  The Board also looked at an alternate peer group of 20 funds which was based on the following factors: prospectus objective of growth; equity style of large or mid blend and large or mid growth; average market capitalization greater than 7 billion and less than 30 billion; net assets greater than $1 billion but less than $20 billion; open to new investments; and no front end load or deferred sales charges.  In reviewing the
Fund's expenses and performance relative to this peer group data, the Board noted the Fund ranked 6th relative to the peer group on an expense ratio.  The
Board noted that in terms of total return in relation to the peer group, in that it was 9th in terms of 1-year return, 11th in terms of 3-year return, 12th in terms of 5-year return, 19th in terms of 10-year return and 15th in terms of
15-year return.  After a full discussion, the Board expressed satisfaction with the Fund's performance and its management of expenses.

The Board engaged in a continuation of the discussion held at its April meeting in connection with the approval of the Fund's Investment Advisory Agreement with Nicholas Company, Inc.  The Board concluded that the nature and extent of the services to be provided were appropriate and that the Adviser had historically provided such services in accordance with the Board's expectations and the terms of the Advisory Agreement. Turning to the quality of services provided, the Board considered the Adviser's portfolio management capabilities and the scope and quality of its research capacity.  The Board also considered the Adviser's experience in fund accounting, administration and regulatory compliance.  The Board agreed that historically the quality of services provided by the Adviser had met or exceeded the Board's expectations and the service levels contemplated by the Advisory Agreement.

The Board previously considered estimates provided by management of the cost associated with obtaining services provided by the Adviser under the Advisory
Agreement from third-party service providers. The Board also considered the advisory fee rate of peer funds with common asset levels and noted that the
Fund's fees were below average of the fees considered.  In addition, the Board considered Fund expenses absorbed by the Adviser, including those administrative costs and accounting fees due under the Advisory Agreement that had been waived prior to October 2004 and costs related to distribution through intermediaries. The Board also considered the profits realized by the Adviser in connection with the management and distribution of the Fund, as expressed by the Adviser's management in general terms.  The Board expressed satisfaction that the Adviser's financial condition was strong and that it was capable of delivering the range of services contemplated by the Advisory Agreement.  In addition, the Board concluded that the services provided by the Adviser established a reasonable basis for the fee to be paid under the Advisory
Agreement. The Board expressed the opinion that the Adviser should not be penalized for providing services in an efficient manner allowing it to realize substantial profits.  The Board reasoned that the Fund and its shareholders ultimately benefited from such efficiencies created by the Adviser.  The Board further noted the benefit to shareholders of the Adviser's ability to provide competitive investment performance while the Fund maintained a below-average expense ratio.

The Board observed that the Adviser's realization of economies of scale was among the factors considered in its April Meeting.  Among other things, the
Board cited the ability of the Adviser to spread fixed costs and resources among the Fund's in the Nicholas complex, reducing the incremental costs to all shareholders.  The Board also considered that economies of scale might be realized from increases in the Fund's asset size and the size of the aggregate amount of assets under the Adviser's management.  In addition, the Board noted
that fees under the Advisory Agreement decrease as a percentage of Fund assets as net assets increase. Taking these factors into account, the Board concluded that any economies of scale realized would contribute to the Adviser's ability to provide services to the Fund at a reasonable fee, noting that management of the Nicholas fund complex is the primary source of the Adviser's revenues and expenses.  The Board further concluded that the existing management fee rate and structure enables the Fund to benefit from such economies.

The Board determined that the Adviser had fully and adequately carried out the terms and conditions of its contract with the Fund.  The Board expressed satisfaction with the Fund's performance, management's control of expenses and the rate of the management fee for the Fund and the overall level of services provided.

Information on Proxy Voting
(unaudited)
-------------------------------------------------------------------------------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available, without charge, upon request by calling 800-544-6547 (toll-free) or 414-276-0535.  It also appears in the Fund's Statement of Additional Information, which can be found on the SEC's website, www.sec.gov.  A record of how the Fund voted its proxies for the most recent twelve-month period ended June 30, also is available on the Fund's website, www.nicholasfunds.com, and the SEC's website,
www.sec.gov.

Quarterly Portfolio Schedule
(unaudited)
------------------------------------------------------------------------------
The Fund files its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Form N-Q's are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.  Information on the
operation of the Public Reference Room may be obtained by calling
1-800-SEC-0330.

AUTOMATIC INVESTMENT PLAN - AN UPDATE
(unaudited)
-------------------------------------------------------------------------------
The Nicholas Family of Funds' Automatic Investment Plan provides a simple method to dollar cost average into the fund(s) of your choice.

Dollar cost averaging involves making equal systematic investments over an extended time period.  A fixed dollar investment will purchase more shares when the market is low and fewer shares when the market is high.  The automatic investment plan is an excellent way for you to become a disciplined investor.

The following table illustrates what dollar cost averaging can achieve.  Please note that past performance is no guarantee of future results.  Nicholas Company recommends dollar cost averaging as a practical investment method.  It should be consistently applied for long periods so that investments are made through several market cycles.  The table will be updated and appear in future financial reports issued by the Fund.

                                                              Nicholas Fund
                                                           -------------------
    $1,000 initial investment on .......................  07/14/69* 09/30/95
    Number of years investing $100 each month following
     the date of initial investment ....................      36.2        10
    Total cash invested ................................   $44,500   $13,000
    Total dividends and capital gains distributions
     reinvested ........................................  $604,221   $ 4,966
    Total full shares owned at 09/30/05 ................    13,251       281
    Total market value at 09/30/05 .....................  $818,912   $17,397

The results above assume purchase on the last day of the month.  The Nicholas
Automatic Investment Plan actually invests on the 20th of each month (or on the alternate date specified by the investor).  Total market value includes reinvestment of all distributions.

*Date of Initial Public Offering.

Nicholas Funds Services Offered
(unaudited)
-------------------------------------------------------------------------------
*     IRAs
      * Traditional      * SIMPLE
      * Roth             * SEP

*     Coverdell Education Accounts

*     Self-employed Master Retirement Plan

*     Automatic Investment Plan

*     Direct Deposit of Dividend and Capital Gain Distributions

*     Systematic Withdrawal Plan with Direct Deposit

*     Monthly Automatic Exchange between Funds

*     Telephone Redemption

*     Telephone Exchange

*     24-hour Automated Account Information (1-800-544-6547)

*     24-hour Internet Account Access (www.nicholasfunds.com)

Please call a shareholder representative for further information on the above services or with any other questions you may have regarding the Nicholas Funds
(1-800-544-6547).

                            Directors and Officers

                  ALBERT O. NICHOLAS, President and Director

                           ROBERT H. BOCK, Director

                          JAY H. ROBERTSON, Director

                  DAVID L. JOHNSON, Executive Vice President

                   DAVID O. NICHOLAS, Senior Vice President

                    LYNN S. NICHOLAS, Senior Vice President

               JEFFREY T. MAY, Senior Vice President, Secretary,
                    Treasurer and Chief Compliance Officer

                  LAWRENCE J. PAVELEC, Senior Vice President

                         MARK J. GIESE, Vice President

                       CANDACE L. LESAK, Vice President

                              Investment Adviser
                            NICHOLAS COMPANY, INC.
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                Transfer Agent
                        U.S. BANCORP FUND SERVICES, LLC
                             Milwaukee, Wisconsin
                         414-276-0535 or 800-544-6547

                                   Custodian
                                U.S. BANK N.A.
                               Cincinnati, Ohio

                 Independent Registered Public Accounting Firm
                               ERNST & YOUNG LLP
                               Chicago, Illinois

                                    Counsel
                         MICHAEL BEST & FRIEDRICH LLP
                             Milwaukee, Wisconsin

This report is submitted for the information of shareholders of the Fund.  It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                               SEMIANNUAL REPORT

                              NICHOLAS FUND, INC.

700 North Water Street
Milwaukee, WI 53202
www.nicholasfunds.com

September 30, 2005

Item 2. Code of Ethics.

Applicable only to annual reports.

Item 3. Audit Committee Financial Expert.

Applicable only to annual reports.

Item 4. Principal Accountant Fees and Services.

Applicable only to annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this filing.

Item 6. Schedule of Investments.

The schedule of investments in securities of unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Applicable only to closed-end funds.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable to this filing.

Item 11. Controls and Procedures.

The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report. There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a)(1) Code of Ethics -- Any code of ethics, or amendments thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

Not applicable to this filing.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 302 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.CERT.

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more person.

Applicable only to closed-end funds.

(b) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of the Sarbannes-Oxley Act of 2002, attached hereto as part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Fund, Inc.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas

Name: Albert O. Nicholas

Title: Principal Executive Officer

Date: 11/29/2005

By: /s/ Jeffrey T. May

Name: Jeffrey T. May

Title: Principal Financial Officer

Date: 11/29/2005